2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Deferred tax asset	$ 4,841	$ 4,118
Furniture and Equipment | Minimum
Estimated useful life	3 years
Furniture and Equipment | Maximum
Estimated useful life	10 years
Buildings
Estimated useful life	40 years